UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.4%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 970,750
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AAA	492,365
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	668,838
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
2,190	Total Alabama			2,131,953
	Arizona – 0.6%
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	485,355
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
	California – 17.7%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	A+	2,844,466
	1997A, 0.000%, 9/01/22 – NPFG Insured
500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	406,340
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aa2	1,244,040
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	1,215,939
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	1,138,058
500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	432,860
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	A	202,178
	4.800%, 8/01/37 (Alternative Minimum Tax)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	3,004,980
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB–	377,854
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	839,510
	Health System, Series 2005A, 5.000%, 7/01/39
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,332,280
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	712,260
	Bonds, Series 2007A-1, 5.750%, 6/01/47
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	491,925
	Series 2003H, 6.375%, 10/01/33
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A,	No Opt. Call	A	347,169
	7.000%, 11/01/34
21,145	Total California			15,589,859
	Colorado – 6.4%
700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	704,459
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	383,990
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	N/R (4)	1,058,290
	County School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31
	(Pre-refunded 6/01/11)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	928,810
	Society, Series 2005, 5.000%, 6/01/35
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	2,025,840
	6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)
520	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	557,320
	Utilities, Series 2008, 6.125%, 11/15/23
5,580	Total Colorado			5,658,709
	Connecticut – 2.1%
1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/10 at 100.00	BBB	1,484,085
330	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/11 at 100.00	BBB	331,026
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,810	Total Connecticut			1,815,111
	Florida – 3.5%
120	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/10 at 100.00	N/R	114,798
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/10 at 100.00	BB+	1,249,988
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	12/10 at 100.00	BB+	600,360
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)
640	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AAA	642,995
	5.000%, 10/01/35 (WI/DD, Settling 8/05/10) – AGM Insured
660	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	510,206
	5.400%, 5/01/37
3,270	Total Florida			3,118,347
	Georgia – 0.9%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AAA	521,740
	AGM Insured
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	297,039
800	Total Georgia			818,779
	Illinois – 11.0%
920	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/11 at 100.00	N/R	920,994
	1998, 7.000%, 1/01/14
1,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt,	12/10 at 100.00	BBB–	1,500,585
	Series 1993C-2, 5.950%, 8/15/26
500	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	561,220
	Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)
1,000	Illinois Finance Authority, Revenue Bonds, Childrens Memorial Hospital, Tender Option Bond	No Opt. Call	AAA	1,118,840
	Trust 2008-1098, 18.492%, 8/15/15 – AGC Insured (IF)
250	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	246,358
	5.125%, 5/15/35
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	No Opt. Call	A–	271,520
	Series 2009C, 6.375%, 11/01/29
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	536,505
	2009, 7.000%, 8/15/44
250	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	259,525
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,550	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,687,020
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	1,004,440
	Series 2002, 5.500%, 1/01/22
250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	AA	246,538
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	A	1,369,036
	FGIC Insured
9,275	Total Illinois			9,722,581
	Indiana – 4.1%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	555,860
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital,	8/12 at 101.00	Baa1	2,011,660
	Series 2002, 6.125%, 8/01/31
1,085	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,059,394
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
3,610	Total Indiana			3,626,914
	Kansas – 0.6%
500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BBB–	502,830
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 2.9%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	525,140
	Medical Health System, Series 2010A, 6.500%, 3/01/45
500	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33 (WI/DD,	1/20 at 100.00	AAA	499,980
	Settling 8/12/10)
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	A–	1,563,540
	Bonds, Jewish Hospital & Saint Marys HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
2,500	Total Kentucky			2,588,660
	Louisiana – 2.0%
500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority,	1/19 at 100.00	AAA	525,840
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
105	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	124,744
950	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,128,638
1,555	Total Louisiana			1,779,222
	Maryland – 2.5%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,025,590
	Facilities Project, Series 2010A, 5.750%, 6/01/35
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	10/10 at 100.00	N/R	1,000,450
	7.400%, 9/01/19 (Alternative Minimum Tax)
210	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	214,051
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,210	Total Maryland			2,240,091
	Massachusetts – 0.6%
250	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/10 at 101.00	BBB	252,793
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/10 at 100.00	BBB	271,806
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
520	Total Massachusetts			524,599
	Michigan – 3.1%
1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AAA	1,103,290
	Refunding Bonds, MeadWestvaco Corporation – Escanaba Paper Company, Series 2002B, 6.450%,
	4/15/23 (Pre-refunded 4/15/12) (Alternative Minimum Tax)
1,590	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/11 at 100.00	BB	1,590,286
	Series 1995, 6.625%, 1/01/16
2,590	Total Michigan			2,693,576
	Mississippi – 0.6%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/10 at 100.00	BBB	499,960
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 5.0%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	274,180
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	Aa1	4,118,920
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
4,715	Total Missouri			4,393,100
	Montana – 1.3%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/11 at 100.50	B	1,115,100
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.2%
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A	1,031,040
	5.900%, 11/01/27 (Alternative Minimum Tax)
	New York – 6.1%
630	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	646,569
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,073,410
	2003A, 5.500%, 7/01/15 – RAAI Insured
3,380	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/11 at 101.00	N/R	3,702,651
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
5,010	Total New York			5,422,630
	Ohio – 2.0%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	368,550
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	872,310
	Project, Series 2006, 5.250%, 8/15/46
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	501,555
	Refunding & improvement Series 2010, 6.375%, 4/01/30
2,020	Total Ohio			1,742,415
	Pennsylvania – 1.8%
1,080	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	1,129,702
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)
460	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	472,903
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,540	Total Pennsylvania			1,602,605
	Rhode Island – 1.1%
1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	945,970
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 4.3%
1,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA	1,666,545
	2002, 5.500%, 12/01/13
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	624,236
	1/01/19 – FGIC Insured (ETM)
1,105	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,110,669
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
395	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	410,136
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)
3,475	Total South Carolina			3,811,586
	Tennessee – 3.0%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	1,075,400
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	422,119
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	703,531
500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	430,350
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (5)
2,500	Total Tennessee			2,631,400
	Texas – 10.5%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,332,870
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	BBB+	2,020,800
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
1,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	A	1,005,730
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured
	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond
	Trust 2903:
150	17.136%, 1/01/38 (IF)	1/18 at 100.00	AAA	200,774
850	17.136%, 1/01/38 (IF)	1/18 at 100.00	A3	1,115,829
405	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	422,083
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	434,100
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp
	Medical Center, Series 2002:
2,000	6.250%, 6/01/25 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	2,187,140
50	6.250%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	54,679
1,000	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	456,730
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
9,455	Total Texas			9,230,735
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	469,497
	Series 2009A, 6.750%, 10/01/37
	Virginia – 2.9%
1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue	11/10 at 102.00	Baa1	1,027,680
	Bonds, Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,518,825
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
2,500	Total Virginia			2,546,505
	Washington – 0.5%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	420,145
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 1.2%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	1,017,360
	Series 2001, 6.250%, 10/01/21
$ 94,890	Total Investments (cost $86,320,297) – 102.4%			90,176,634
	Floating Rate Obligations – (3.8)%			(3,335,000)
	Other Assets Less Liabilities – 1.4%			1,208,270
	Net Assets – 100%			$ 88,049,904

Fair Value Measurements

In determining the value of the Funds investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including managements assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Funds fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$89,746,284	$430,350	$90,176,634

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	430,350
Balance at the end of period	$430,350

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $82,859,719.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 5,458,654
Depreciation	(1,477,483)
Net unrealized appreciation (depreciation) of investments	$ 3,981,171

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poors Group (“Standard & Poors”), Moodys Investor Service, Inc.
(“Moodys”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poors, Baa by Moodys or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010